Net financial loss (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Interests and gains on financial assets	1,582	1,620	564
Unrealized gains on financials assets	—	4,063	313
Foreign exchange gains	4,068	5,568	3,978
Other financial income	352	18	—
Financial income	6,002	11,269	4,855
Foreign exchange losses	(3,851)	(4,772)	(5,557)
Unrealized losses on financial assets	(3,942)	—	(865)
Interest on financial liabilities	(102)	(204)	(341)
Other financial expenses	(534)	(1)	—
Financial expenses	(8,429)	(4,976)	(6,763)
Net financial income (loss)	(2,427)	6,293	(1,908)